CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 66,968	$ 56,231
Restricted cash	3,794	7,034
Restricted cash held by trustees	1,664	1,549
Trade receivables, net	60,991	51,654
Inventories	24,973	31,933
Other current assets	29,140	25,767
Total current assets	187,530	174,168
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	9,703	9,722
Long-term restricted cash	1,151	2,025
Long-term trade receivables, receivables in respect of capital leases and other receivables	19,781	20,219
Total long-term investments and receivables	30,635	31,966
PROPERTY AND EQUIPMENT, NET	94,727	100,926
INTANGIBLE ASSETS, NET	35,991	49,927
GOODWILL	65,760	89,691
Total assets	414,643	446,678
CURRENT LIABILITIES:
Short-term bank credit	3,517	2,971
Current maturities of long-term loans and convertible subordinated notes	7,963	19,092
Trade payables	23,240	25,477
Accrued expenses	24,353	25,609
Short-term advances from customers held by trustees	4,448	1,551
Other current liabilities	40,336	36,764
Total current liabilities	103,857	111,464
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	40,747	40,353
Accrued severance pay	9,513	9,445
Other long-term liabilities	18,569	25,341
Total long-term liabilities	68,829	75,139
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 90,000,000 shares at December 31, 2012 and 2011; Issued and outstanding - 41,700,100 and 41,182,011 shares at December 31, 2012 and 2011, respectively	1,909	1,882
Additional paid-in capital	869,822	867,098
Accumulated other comprehensive income	2,864	541
Accumulated deficit	(632,638)	(609,446)
Total equity	241,957	260,075
Total liabilities and equity	$ 414,643	$ 446,678